Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Amount Due to Related Parties

(a) The Company had the following balances due to related parties:

	Relationship	2019	2018
Hengqing Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	$-	$24,052
Henghui Investment Consultation(SZ) Partnership Business (LP)	Company controlled by Qing Zuo	-	64,008
Qing Zuo	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	-	33,473
Junze Zhang	Shareholder and director of the Company	444,802	182,093
Mengling Zhang	General manager of ZDSE	-	36,519
Zihua Wu	Director of the Company	-	32,440
Total		$444,802	$372,585

(b) Transactions

	For the years ended December 31,
	2019	2018
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	165,176	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	63,767	-
Qing Zuo	39,805	576
Mengling Zhang	50,221	400,222
Zihua Wu	35,940	-
	$354,909	$400,798

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$141,214	$25,055
Henghui Investment Consultation (SZ) Partnership Business (LP)	-	66,676
Qing Zuo	6,459	5,185
Junze Zhang	264,836	-
Mengling Zhang	13,840	56,612
Zihua Wu	3,500	-
	$429,849	$153,528

Shareholder debts converted to capital contribution
Qing Zuo	$-	$51,801
Mengling Zhang	-	147,239
	$-	$199,040

* Beginning July 1, 2018, Qing Zuo and Mengling Zhang agreed to provide free coaching services to the Company in connection with the special training and with conducting professional technical training to students.